Stock-Based Compensation - Summary of Stock Option Activity (Detail) - CAD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Number of Stock Options
Outstanding, beginning (in shares)	403,550	949,910
Exercised (in shares)	(294,840)	(302,520)
Forfeited (in shares)		(243,840)
Outstanding, ending (in shares)	108,710	403,550
Weighted-Average Price
Outstanding, beginning (in dollars per share)	$ 20.66	$ 20.72
Exercised (in dollars per share)	20.66	20.76
Forfeited (in dollars per share)		20.75
Outstanding, ending (in dollars per share)	$ 20.66	$ 20.66
Aggregate intrinsic value of options exercised	$ 2	$ 1
Number of options vested with a modified fair value (in shares)	0	706,070
Number of modified fair value options (in dollars per share)		$ 1.04
Aggregate intrinsic value	$ 1	$ 2
Contractual term (in years)	4 years 2 months 12 days	5 years 2 months 12 days
Fair value of options forfeited (in dollars per share)		$ 1.65